BUSINESS ACQUISITIONS, DISPOSITIONS, GOODWILL AND INTANGIBLE ASSETS - Future Amortization of Intangible Assets (Q3) (Details) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($) Segment	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Goodwill [Line Items]
Amortization of intangible assets	$ 26	$ 30	$ 76	$ 88	$ 116	$ 136	$ 146
Goodwill	9,906		$ 9,906		$ 9,884	$ 9,849	$ 10,065
Reporting Unit with Carrying Value within 20% of Fair Value
Goodwill [Line Items]
Number of reporting units | Segment			1
Goodwill	$ 917		$ 917
Reporting unit, percentage of fair value in excess of carrying amount	13.00%		13.00%
Sensitivity analysis of fair value, reporting unit, impact of 100 basis point change in discount rate	$ 84		$ 84